UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.   20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    F.L.Putnam Investment Management Company
Address: Two City Center
         Portland, ME  04101

13F File Number: 28- 06465

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Report Manager:

Name:    Robertson P. Breed
Title:   Vice President
Phone:   207-775-3197
Signature, Place, and Date of Signing:

/s/ Robertson P. Breed      Portland, Maine      Date: November 15, 2002


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

Report Summary:

Number of Other Included Managers:    1

Form 13F Information Table Entry Total:	136

Form 13F Information Table Value Total:	131,012

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579y101      247     2244 SH       SOLE                                       2244
A.H. Belo Corp. Class A        COM SER A        080555105      264    12070 SH       SOLE                                      12070
ACE Limited                    ORD              g0070k103      660    22294 SH       SOLE                      350             21944
AT&T Corp.                     COM              001957109      551    45888 SH       SOLE                                      45888
AT&T Wireless Services Inc.    COM              00209a106       75    18273 SH       SOLE                                      18273
Advanced Viral Research Corp.  COM              007928104        1    10000 SH       SOLE                                      10000
Allied Capital Corporation     COM              01903q108      739    33752 SH       SOLE                      300             33452
AmSouth Bancorp.               COM              032165102     1379    66505 SH       SOLE                                      66505
American International Group   COM              026874107     2906    53122 SH       SOLE                     2632             50490
American States Water Co.      COM              029899101      345    13139 SH       SOLE                                      13139
AmerisourceBergen Corp.        COM              03073e105     1478    20690 SH       SOLE                                      20690
Anadarko Petroleum             COM              032511107     2507    56287 SH       SOLE                      275             56012
Annaly Mortgage Management     COM              035710409     1761    95422 SH       SOLE                     1600             93822
Apache Corp.                   COM              037411105     2721    45777 SH       SOLE                      330             45447
Applied Materials, Inc.        COM              038222105      852    73770 SH       SOLE                     8775             64995
Asian American Bank & Trust 'A COM              04516M100     2399   216115 SH       SOLE                                     216115
BP Amoco PLC ADS               SPONSORED ADR    055622104      717    17974 SH       SOLE                     3750             14224
Baker Hughes                   COM              057224107      390    13430 SH       SOLE                      150             13280
Ball Corp.                     COM              058498106      202     4000 SH       SOLE                                       4000
Bank of America Corp.          COM              060505104      667    10448 SH       SOLE                      800              9648
BellSouth Corp.                COM              079860102      193    10488 SH       SOLE                                      10488
Berkshire Hathaway Inc., Class COM              084670108      222        3 SH       SOLE                                          3
Brandywine Realty Trust        SH BEN INT NEW   105368203      387    17175 SH       SOLE                                      17175
Bristol-Myers Squibb Co.       COM              110122108      368    15467 SH       SOLE                                      15467
CVS Corp.                      COM              126650100      374    14773 SH       SOLE                                      14773
Cambridge Bancorp              COM              132152109     2338    66327 SH       SOLE                                      66327
Capital Bank & Trust Co.       COM              139773105      418    61954 SH       SOLE                                      61954
Cathay Bancorp, Inc.           COM              149150104      991    25400 SH       SOLE                                      25400
Cedar Fair L.P.                DEPOSTRY UNIT    150185106      236    10100 SH       SOLE                                      10100
Cemex S.A. de C.V. ADR         SPON ADR 5 ORD   151290889      590    28285 SH       SOLE                                      28285
Cendant Corp.                  COM              151313103      332    30895 SH       SOLE                                      30895
ChevronTexaco Corp.            COM              166764100      241     3474 SH       SOLE                                       3474
Chiron Corp.                   COM              170040109      222     6356 SH       SOLE                      900              5456
Cisco Systems, Inc.            COM              17275R102     1491   142253 SH       SOLE                     7211            135042
Citigroup, Inc.                COM              172967101     1604    54093 SH       SOLE                     1060             53033
Clorox Co.                     COM              189054109     1416    35230 SH       SOLE                                      35230
Coca-Cola Co.                  COM              191216100      793    16532 SH       SOLE                      400             16132
Colgate-Palmolive Co.          COM              194162103      372     6898 SH       SOLE                                       6898
Comfort Systems USA, Inc.      COM              199908104      384   126155 SH       SOLE                                     126155
Connecticut Water Service,Inc. COM              207797101      219     8548 SH       SOLE                      337              8211
ConocoPhillips                 COM              20825c104      448     9693 SH       SOLE                      467              9226
Corning Inc.                   COM              219350105       25    15479 SH       SOLE                      600             14879
Countrywide Financial Corp.    COM              222372104     3120    66180 SH       SOLE                                      66180
Darden Restaurants             COM              237194105     1211    49946 SH       SOLE                                      49946
Dean Foods                     COM              242370104     1529    38444 SH       SOLE                                      38444
Dow Chemical Co.               COM              260543103      502    18377 SH       SOLE                                      18377
EMCOR Group, Inc.              COM              29084q100     2712    54575 SH       SOLE                                      54575
ENSCO Int'l,Inc.               COM              26874Q100      444    17750 SH       SOLE                                      17750
Emerson Electric Co.           COM              291011104      277     6299 SH       SOLE                                       6299
Evergreen Resources Inc.       COM              299900308      431    10510 SH       SOLE                     1350              9160
Express Scripts                COM              302182100     2554    46840 SH       SOLE                     1045             45795
Exxon Mobil Corp.              COM              30231g102     5076   159124 SH       SOLE                     3299            155825
Fair, Isaac & Company, Inc.    COM              303250104     1253    38330 SH       SOLE                                      38330
Fannie Mae                     COM              313586109      349     5864 SH       SOLE                      450              5414
Fidelity National Financial    COM              316326107     1390    48375 SH       SOLE                      600             47775
FleetBoston Financial Corp.    COM              339030108      286    14061 SH       SOLE                                      14061
Footlocker, Inc.               COM              922944103      107    10700 SH       SOLE                                      10700
Forest Laboratories, Inc.      COM              345838106      472     5750 SH       SOLE                                       5750
Franklin Resources, Inc.       COM              354613101      272     8747 SH       SOLE                                       8747
Gannett Co.                    COM              364730101      245     3400 SH       SOLE                                       3400
General Electric Co.           COM              369604103     4189   169955 SH       SOLE                     6020            163935
Gillette Co.                   COM              375766102      546    18435 SH       SOLE                     1600             16835
H.J. Heinz Co.                 COM              423074103      217     6508 SH       SOLE                     3000              3508
Hawaiian Electric Industries,  COM              419870100      580    13456 SH       SOLE                                      13456
Helmerich & Payne              COM              423452101      343    10025 SH       SOLE                      550              9475
Henry Schein, Inc.             COM              806407102     2630    49855 SH       SOLE                      600             49255
Home Depot, Inc.               COM              437076102     1813    69452 SH       SOLE                     3022             66430
Hospitality Properties Trust   COM SH BEN INT   44106M102      804    24285 SH       SOLE                                      24285
Hubbell Inc. Class B           CL B             443510201      281     9666 SH       SOLE                                       9666
Int'l Business Machines Corp.  COM              459200101      536     9200 SH       SOLE                                       9200
Intel Corp.                    COM              458140100     1274    91702 SH       SOLE                     7675             84027
Interface, Inc.                COM              458665106      114    28700 SH       SOLE                                      28700
International Paper Co.        COM              460146103      587    17592 SH       SOLE                      200             17392
Intuit Corp.                   COM              461202103     1147    25190 SH       SOLE                                      25190
Johnson & Johnson              COM              478160104     3875    71646 SH       SOLE                     3480             68166
Kaneb Pipe Line Partners, L.P. SR PREF UNIT     484169107      219     6051 SH       SOLE                                       6051
Kimberly-Clark Corp.           COM              494368103      553     9763 SH       SOLE                                       9763
Korea Electric Power Corporati SPONSORED ADR    500631106      147    15775 SH       SOLE                                      15775
Kraft Foods, Inc.              CL A             50075n104      344     9425 SH       SOLE                     1100              8325
Lennar Corp.                   COM              526057104     1847    33112 SH       SOLE                                      33112
Lincare Holdings               COM              532791100     2227    71750 SH       SOLE                                      71750
MBNA Corp.                     COM              55262L100     2012   109443 SH       SOLE                     6107            103336
Maytag Corp.                   COM              578592107      211     9100 SH       SOLE                                       9100
Medtronic,Inc.                 COM              585055106      465    11050 SH       SOLE                      700             10350
Merck & Co.,Inc.               COM              589331107     1687    36903 SH       SOLE                     2675             34228
Michaels Stores                COM              594087108     1560    34135 SH       SOLE                                      34135
Microsoft Corp.                COM              594918104     2493    56990 SH       SOLE                     2876             54114
Mohawk Industries, Inc.        COM              608190104     1515    30515 SH       SOLE                                      30515
Motorola Inc.                  COM              620076109      124    12133 SH       SOLE                                      12133
Municipal Mortgage & Equity, L GROWTH SHS       62624b101      202     7950 SH       SOLE                                       7950
Nautilus Group, Inc.           COM              63910b102     2026   103879 SH       SOLE                      845            103034
Noble Corp.                    COM              G65422100      535    17245 SH       SOLE                                      17245
Nokia Corp. ADR                ADR              654902204      633    47745 SH       SOLE                     1940             45805
Ocean Energy,Inc.              COM              67481e106     1009    50600 SH       SOLE                                      50600
Outback Steakhouse Inc.        COM              689899102     1235    44935 SH       SOLE                                      44935
PepsiCo, Inc.                  COM              713448108     1939    52466 SH       SOLE                     1140             51326
Pfizer, Inc.                   COM              717081103     1524    52504 SH       SOLE                     3900             48604
Pharmaceutical Resources       COM              717125108      240     8560 SH       SOLE                                       8560
Philadelphia Suburban Corp.    COM              718009608      272    13382 SH       SOLE                     2602             10780
Philip Morris Cos., Inc.       COM              718154107      517    13337 SH       SOLE                     5945              7392
Pitney Bowes, Inc.             COM              724479100      416    13650 SH       SOLE                                      13650
Plum Creek Timber Co., Inc.    COM              729251108      844    37327 SH       SOLE                                      37327
Procter & Gamble Co.           COM              742718109     3226    36098 SH       SOLE                     1300             34798
RARE Hospitality International COM              753820109      845    36100 SH       SOLE                                      36100
RPM,Inc.                       COM              749685103      743    52825 SH       SOLE                                      52825
Royal Dutch Petroleum Co. NYS  NY GEF GLD 1.25  780257804      306     7625 SH       SOLE                                       7625
Ryland Group                   COM              783764103      669    17985 SH       SOLE                                      17985
SBC Communications, Inc.       COM              78387G103      294    14637 SH       SOLE                                      14637
Stanley Furniture Co., Inc.    COM NEW          854305208      496    23350 SH       SOLE                                      23350
Staples Inc.                   COM              855030102      736    57575 SH       SOLE                     2400             55175
SunGard Data Systems, Inc.     COM              867363103      283    14575 SH       SOLE                                      14575
Symantec Corp.                 COM              871503108     2042    60719 SH       SOLE                      200             60519
Target Corp.                   COM              87612e106      647    21902 SH       SOLE                      650             21252
Telefonos de Mexico SA ADR L   SPON ADR ORD L   879403780     1688    59975 SH       SOLE                                      59975
Union Pacific Corp.            COM              907818108      239     4123 SH       SOLE                                       4123
United Technologies Corp.      COM              913017109      563     9970 SH       SOLE                      100              9870
Universal Health Services Inc. CL B             913903100     1075    21015 SH       SOLE                      760             20255
Verizon Communications         COM              92343v104      419    15267 SH       SOLE                                      15267
Viacom Inc. Class B            CL B             925524308      436    10750 SH       SOLE                      600             10150
Wal-Mart Stores, Inc.          COM              931142103     1510    30676 SH       SOLE                      480             30196
Walt Disney Co.                COM              254687106      190    12518 SH       SOLE                                      12518
Washington Mutual, Inc.        COM              939322103     1158    36812 SH       SOLE                     1785             35027
Waste Connections, Inc.        COM              941053100     2421    69590 SH       SOLE                                      69590
Wyeth                          COM              983024100      289     9085 SH       SOLE                                       9085
Zebra Technologies Corporation CL A             989207105      532    10100 SH       SOLE                                      10100
S&P 500 Depositary Receipts    UNIT SER 1       78462F103     2184    26701 SH       SOLE                      825             25876
S&P MidCap 400 Depositary Rece UNIT SER 1       595635103     1514    20393 SH       SOLE                      770             19623
iShares Dow Jones U.S. Real Es DJ US REAL EST   464287739      211     2702 SH       SOLE                                       2702
iShares Russell 2000 Index Fun RUSSELL 2000     464287655      360     5030 SH       SOLE                                       5030
iShares S&P SmallCap 600 Index S&P SMLCAP 600   464287804     1180    12665 SH       SOLE                      525             12140
iShares MSCI Japan Index Fund  MSCI JAPAN       464286848      314    42825 SH       SOLE                                      42825
iShares MSCI Pacific ex-Japan  MSCI PAC J IDX   464286665      386     7800 SH       SOLE                                       7800
iShares S&P Europe 350 Index F S&P EURO PLUS    464287861      340     7715 SH       SOLE                                       7715
Principled Equity Market Fund  SH BEN INT       742959109     7715 748308.317SH      SOLE                                 748308.317
Central Fd Canada "Cl A"       CL A             153501101       80    18225 SH       SOLE                                      18225
New Ireland Fund, Inc.         COM              645673104      401    46609 SH       SOLE                                      46609